Investments - Rollforward of Mortgages Allowance for Credit Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance	$ 179	$ 9
Charge offs, net of recoveries	0	0
Additions from purchase of PCD mortgage loans	0	0
Provision (release)	(85)	108
Balance	94	179
Financing receivables, accrued interest receivable	44	35
Cumulative effect of change in accounting principle
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance		62
Balance
Apartment
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance	58	4
Charge offs, net of recoveries	0	0
Additions from purchase of PCD mortgage loans	0	0
Provision (release)	(39)	30
Balance	19	58
Apartment | Cumulative effect of change in accounting principle
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance		24
Balance
Hotel
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance	34	1
Charge offs, net of recoveries	0	0
Additions from purchase of PCD mortgage loans	0	0
Provision (release)	(25)	28
Balance	9	34
Hotel | Cumulative effect of change in accounting principle
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance		5
Balance
Office
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance	25	1
Charge offs, net of recoveries	0	0
Additions from purchase of PCD mortgage loans	0	0
Provision (release)	3	16
Balance	28	25
Office | Cumulative effect of change in accounting principle
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance		8
Balance
Retail
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance	24	2
Charge offs, net of recoveries	0	0
Additions from purchase of PCD mortgage loans	0	0
Provision (release)	(7)	12
Balance	17	24
Retail | Cumulative effect of change in accounting principle
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance		10
Balance
Warehouse
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance	24	1
Charge offs, net of recoveries	0	0
Additions from purchase of PCD mortgage loans	0	0
Provision (release)	(12)	8
Balance	12	24
Warehouse | Cumulative effect of change in accounting principle
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance		15
Balance
Residential Mortgage
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance	14	0
Charge offs, net of recoveries	0	0
Additions from purchase of PCD mortgage loans	0	0
Provision (release)	(5)	14
Balance	$ 9	14
Residential Mortgage | Cumulative effect of change in accounting principle
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance		$ 0
Balance